Long-Term Debt (Narrative) (Details) $ in Millions, $ in Millions					12 Months Ended
	Feb. 20, 2026	Oct. 03, 2025 USD ($)	Mar. 06, 2025 USD ($)	Feb. 20, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 25, 2025 USD ($)
Debt Instrument [Line Items]
Repayment of long-term debt					$ 201	$ 1,086
Senior unsecured notes due March 1, 2035 | TEC | Florida Electric Utility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 600
Maturity date			Mar. 01, 2035
Stated interest rate			5.15%
Unsecured non-revolving facility due February 20, 2026 | Emera | Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 200	$ 200
Maturity date				Feb. 20, 2025	Feb. 20, 2026
Unsecured non-revolving facility due February 20, 2026 | Emera | Subsequent event | Other [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 19, 2027
Senior and/or subordinated unsecured debt securities | EUSHI Finance, Inc [Member] | Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750					$ 3,000
Maturity date		Apr. 01, 2031
Stated interest rate		6.25%
Term of reset		5 years
Basis spread		2.509%
Period before reset date where notes may be redeemed		90 days
Securities issue valid period					25 months
Interest rate floor		6.25%